SHARE CAPITAL (Narrative) (Details 1)	12 Months Ended
	Mar. 31, 2023 CAD ($) Share $ / shares	Mar. 31, 2022 CAD ($) Share $ / shares
Disclosure of classes of share capital [line items]
Number of stock options issued | Share	600,000	2,344,000
Number of stock options expired | Share	270,667	0
Weighted average exercise price of stock option	$ 3.87	$ 0
Share based payment reserve and treated reduction of deficit | $	$ 395,204	$ 0
Minimum [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of stock option	$ 1.76
Maximum [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of stock option	$ 4.92
Consultants, employees and directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options issued | Share	600,000	2,344,000
Grant date fair value of stock options granted	$ 913,000	$ 6,006,693
Description of vesting	200,000 at the date of issuance; 200,000 after 12 months from the date of issuance; and 200,000 after 24 months from the date of issuance	814,667 at the date of issuance; 400,000 after 6 months from the date of issuance; 764,667 after 12 months from the date of issuance; and 364,666 after 24 months from the date of issuance
Consultants, employees and directors [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price	$ 1.93	$ 1.76
Consultants, employees and directors [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price	$ 2.59	$ 5.67